GENERAL	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-          GENERAL

a.
Check Point Software Technologies Ltd., an Israeli corporation (“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

b.
During each of the nine months ended September 30, 2025, and 2024, approximately 39%, of the Company’s revenues were derived from three channel partners. Revenues derived from one channel partner in the nine months ended September 30, 2025, and 2024, were 15% and 14%, respectively, and revenues derived from the second channel partner were 13% and 13%, respectively, and revenues derived from the other channel partner were 11% and 12% of the Company’s revenues in such periods. Trade receivable balances from these three channel partners aggregated $153.3 and $331.5 as of September 30, 2025, and December 31, 2024, respectively.